Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Apr. 02, 2022	Jan. 01, 2022	Dec. 26, 2020
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 5,733	$ 5,449	$ 4,485
Common stock, shares authorized (in shares)	825,000,000	825,000,000	825,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	146,561,717	146,561,717	66,145,633
Common stock, shares outstanding (in shares)	146,561,717	146,561,717	66,145,633